Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statement of cash flows:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	3,048	6,412
Restricted cash	50	-
Restricted cash, non-current	350	350
Cash and Cash equivalents and restricted cash	3,448	6,762

Restricted cash as of June 30, 2025 includes $50 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of June 30, 2025 and December 31, 2024 includes $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback (Note 7), for the Cretansea.